Statement of Consolidated Unitholders' Equity and Members' Equity (Unaudited) (USD $) In Thousands, unless otherwise specified		Total		Limited Partner [Member]	Members' Equity [Member] Predecessor [Member]
Partners' capital at Sep. 17, 2013		$ 0			$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		2,988	[1]		2,988
Partners' capital at Dec. 31, 2013	[1]	2,988			2,988
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		7,021	[1]		7,021
Partners' capital at Jun. 22, 2014
Partners' capital at Dec. 31, 2013	[1]	2,988			2,988
Increase (Decrease) in Partners' Capital [Roll Forward]
Contribution of Note Payable to Equity		437,115			437,115
Distribution payable to Diamondback		(11,260)			(11,260)
Exchange of Predecessor interests for units				435,864	(435,864)
Net proceeds from the issuance of common units		137,238		137,238
Distribution to Diamondback		(137,500)		(137,500)
Unit-based compensation		128		128
Net income	[1]	7,962
Partners' capital at Jun. 30, 2014		436,671		436,671
Partners' capital at Jun. 22, 2014
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		941	[1]	941
Partners' capital at Jun. 30, 2014		$ 436,671		$ 436,671

[1]	See Note 1 for information regarding the basis of financial statement presentation.